Class K [Member] Average Annual Total Returns - Class K		12 Months Ended	60 Months Ended	64 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	15.42%
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.25%)
LifePath ESG Index 2030 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes except as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.32%	6.06%	7.44%
MSCI USA Extended ESG Focus Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.11%	13.24%	14.80%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.16%	5.98%	7.29%
Performance Inception Date				Aug. 18, 2020
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.23%	4.86%	6.18%
Performance Inception Date				Aug. 18, 2020
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	4.20%	5.27%
Performance Inception Date				Aug. 18, 2020

[1]
Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.